5. INSURANCE SUBSIDIARY RESTRICTIONS	12 Months Ended
Dec. 31, 2020
Notes
5. INSURANCE SUBSIDIARY RESTRICTIONS

5.INSURANCE SUBSIDIARY RESTRICTIONS

As of December 31, 2020 and 2019, 97% and 98%, respectively, of the Company's cash and cash equivalents and investment securities were maintained in the Company’s insurance subsidiaries. State insurance regulations limit the types of investments an insurance company may hold in its portfolio. These limitations specify types of eligible investments, quality of investments and the percentage a particular investment may constitute of an insurance company’s portfolio.

Dividend payments to the Company by its wholly owned life insurance subsidiary are subject to annual limitations and are restricted to the lesser of 10% of policyholders’ surplus or the net statutory gain from operations before recognizing realized investment gains of the individual insurance subsidiary during the prior year. Dividend payments to the Company by its wholly-owned property and casualty insurance subsidiary are also subject to annual limitations and are restricted to the lesser of 10% of policyholders’ surplus or the net statutory income before recognizing realized investment gains of the individual insurance subsidiary during the prior two years. At December 31, 2019, Frandisco Property and Casualty Insurance Company and Frandisco Life Insurance Company had a statutory surplus of $110.8 million and $86.6 million, respectively. The maximum aggregate amount of dividends these subsidiaries could pay to the Company during 2019, without prior approval of the Georgia Insurance Commissioner, was approximately $14.8 million.

On December 2, 2019, the Company filed a request with the Georgia Insurance Department for approval of two separate transactions involving dividends and/or lines of credit with maximum amounts of $50.0 million from the Company’s life insurance subsidiary and $60.0 million from the Company’s property and casualty insurance company. The request was approved by the Georgia Insurance Department on January 8, 2020 for transactions on or before December 31, 2020. Effective January 8, 2020, Frandisco Life Insurance Company amended it previous unsecured revolving line of credit available to the Company for a maximum amount up to $45.0 million. Frandisco Property and Casualty Insurance Company also amended an unsecured revolving line of credit available to the Company for a maximum amount up to $47.0 million. No borrowings have been utilized on either of these lines as of December 31, 2020.

At December 31, 2020, Frandisco Property and Casualty Insurance Company and Frandisco Life Insurance Company had a statutory surplus of $121.8 million and $91.6 million, respectively. The maximum aggregate amount of dividends these subsidiaries could pay to the Company during 2021, without prior approval of the Georgia Insurance Commissioner, is approximately $38.7 million. On November 30, 2020, Management submitted a request for approval of two separate transactions involving dividends and/or lines of credit with maximum amounts of $70.0 million from Frandisco Life Insurance Company and $90.0 million from Frandisco Property and Casualty Insurance Company. The request was approved by the Georgia Insurance Department on February 10, 2021 for transactions on or before December 31, 2021.